Long-term investments (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Cost method investments	$ 167,630	¥ 1,200,000	¥ 1,200,000
Less: Impairment loss	154,072	1,102,938	1,102,938
Total	13,559	97,062	97,062
Investment 1 [Member]
Schedule of Investments [Line Items]
Cost method investments	83,815	600,000	600,000
Investment 2 [Member]
Schedule of Investments [Line Items]
Cost method investments	$ 83,815	¥ 600,000	¥ 600,000